Consolidated Statements of Changes in Equity - CAD ($)	Share capital	Share subscription	Share-based payment reserve	Equity component reserve	Foreign Currency Translation Reserve	Deficit	Total
Beginning balance at Dec. 31, 2015	$ 458,520	$ 50,000	$ 354,015			$ (995,833)	$ (133,298)
Beginning balance, shares at Dec. 31, 2015	13,391,813
Shares issued for cash (Note 12)	$ 6,771,033						6,771,033
Shares issued for cash, shares (Note 12)	6,787,600
Share issued for finders fees (Note 12)	$ 823,512		519,088				1,342,600
Share issued for finders fees, shares (Note 12)	636,756
Shares issued for convertible debt issue cost	$ 26,250		16,852				43,102
Shares issued for convertible debt issue cost, shares	13,125
Stock-based compensation (Note 12, 13)			1,461,189				1,461,189
Share subscription (Note 13)	$ (10,000)	51,500					41,500
Equity component of convertible loan				$ 39,130			39,130
Share issued to settle debt	$ 50,000						50,000
Share issued to settle debt, shares	62,500
Share-based payment	$ 3,264,681						3,264,681
Net loss for the year						(8,973,347)	(8,973,347)
Ending balance at Dec. 31, 2016	$ 11,383,996	101,500	2,351,144	39,130		(9,969,180)	3,906,590
Ending balance, shares at Dec. 31, 2016	20,891,794
Shares issued for cash (Note 12)	$ 10,640,866	(101,500)					10,539,366
Shares issued for cash, shares (Note 12)	1,910,250
Share issued for finders fees (Note 12)	$ 709,522		3,223				712,745
Share issued for finders fees, shares (Note 12)	107,005
Shares issued for convertible debt issue cost				130,439			130,439
Adjustment for warrant derivative liability	$ (2,410,255)						(2,410,255)
Shares issued upon conversion of convertible debt	$ 1,657,845			$ (169,569)			1,488,276
Shares issued upon conversion of convertible debt, shares	810,057
Shares and warrants issued to services (Note 12)	$ 811,308		274,408				1,085,716
Shares and warrants issued to services, shares (Note 12)	75,000
Stock-based compensation (Note 12, 13)			889,511				889,511
Share subscription (Note 13)		(75,000)	750,000				675,000
Net loss for the year						(11,366,372)	(11,366,372)
Ending balance at Dec. 31, 2017	$ 22,718,282	750,000	3,518,286			(21,335,552)	5,651,016
Ending balance, shares at Dec. 31, 2017	23,794,106
Shares issued for cash, net of derivative liability (Note 12)	$ 21,175,610	$ (750,000)	940,071				21,365,681
Shares issued for cash, net of derivative liability, shares (Note 12)	8,028,521
Shares issued for cash (Note 12)	$ 24,091,775
Share issued for finders fees (Note 12)	$ 23,678						23,678
Share issued for finders fees, shares (Note 12)	2,286
Shares issued pursuant to exercise of warrants	$ 1,639,449						1,639,449
Shares issued pursuant to exercise of warrants, shares	294,232
Shares issued for stock option exercised (Note 12, 13)	$ 31,669		(19,274)				12,395
Shares issued for stock option exercised, shares (Note 12, 13)	6,198
Shares issued for services (Note 12)	$ 1,033,611						1,033,611
Shares issued for services, shares (Note 12)	207,000
Stock-based compensation (Note 12, 13)			3,228,508				3,228,508
Net loss for the year						(10,038,145)	(10,038,145)
Foreign currency translation reserve					$ (10,005)		(10,005)
Ending balance at Dec. 31, 2018	$ 46,622,299		$ 7,667,591		$ (10,005)	$ (31,373,697)	$ 22,906,188
Ending balance, shares at Dec. 31, 2018	32,332,343